Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Cash	￦	1,896	1,668
Demand deposits and checking accounts		1,259,813	1,471,891
Time deposits		360,985	538,130
Other cash equivalents		989,836	632,176

	￦	2,612,530	2,643,865